Other Charges, Net of Recoveries - Schedule of Charges, Net of Recoveries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Restructuring charges, net of recoveries	$ 11.2	$ 8.4	$ 10.5
Transition Costs (Recoveries)	3.9	(2.1)	1.2
Credit Facility-related charges	0.0	0.0	3.0
Acquisition Costs, net of recoveries	1.0	0.4	6.1
Other recoveries, net of costs	(0.9)	0.0	(10.5)
Other charges, net of recoveries	$ 15.2	$ 6.7	$ 10.3